Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011 and the period from October 15, 2010 (date of inception) through December 31, 2010 (in thousands, except share and per share data):

	Years Ended December 31,		Period from October 15, 2010 (Date of Inception) to December 31, 2010
	2012	2011
Net loss attributable to stockholders	$(32,121)	$(2,124)	$—
Weighted-average common shares outstanding	98,277,041	1,763,190	20,000
Net loss per share attributable to stockholders, basic and diluted	$(0.33)	$(1.20)	NM